Goodwill (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill
Balance at the beginning of the period		$ 49,400,739	$ 49,328,352
Goodwill recognized upon acquisition		1,698,098
Exchange rate translation		501,202	72,387
Balance at the end of the period		51,600,039	49,400,739	49,328,352
Goodwill, gross		469,422,343	467,223,043
Accumulated impairment charge		(417,822,304)	(417,822,304)
Goodwill, net		51,600,039	49,400,739	49,328,352
Impairment of goodwill
Discount rate (as a percent)		16.50%
Terminal growth rate (as a percent)		2.00%
Goodwill impairment charge	417,822,304	0	0	417,822,304
CRIC
Impairment of goodwill
Decline in stock price experienced by CRIC (as a percent)	31.00%
Real Estate Online Services
Goodwill
Balance at the beginning of the period		40,215,987	40,152,022
Exchange rate translation		394,633	63,965
Balance at the end of the period		40,610,620	40,215,987
Goodwill, gross		458,432,924	458,038,291
Accumulated impairment charge		(417,822,304)	(417,822,304)
Goodwill, net		40,610,620	40,215,987
Real Estate Brokerage Services
Goodwill
Balance at the beginning of the period		3,517,748	3,509,326
Exchange rate translation		106,569	8,422
Balance at the end of the period		3,624,317	3,517,748
Goodwill, gross		3,624,317	3,517,748
Goodwill, net		3,624,317	3,517,748
Real Estate Information and Consulting Services
Goodwill
Balance at the beginning of the period		5,667,004
Goodwill recognized upon acquisition		1,698,098
Balance at the end of the period		7,365,102		5,667,004
Goodwill, gross		7,365,102	5,667,004
Goodwill, net		$ 7,365,102		$ 5,667,004